UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21237

                              Unified Series Trust
               (Exact name of registrant as specified in charter)

Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN                                      46204
(Address of principal executive offices)             (Zip code)

Lynn Wood
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code:  317-917-7000

Date of fiscal year end:   6/30

Date of reporting period:  03/31/05


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Schedule of Investments.

IMS FUNDS
IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005
(UNAUDITED)


COMMON STOCKS - 98.05%                                                SHARES             VALUE
                                                                    ------------    ----------------

AEROSPACE TECHNOLOGIES - 2.49%
Alliant Techsystems, Inc. (a)                                            28,300         $ 2,022,035
                                                                                    ----------------

BANKS & FINANCIAL SERVICES - 11.83%
A.G. Edwards, Inc.                                                       30,200           1,352,960
BISYS Group, Inc. (a)                                                    49,600             777,728
E*Trade Group, Inc. (a)                                                 184,100           2,209,200
First Horizon National Corp.                                             34,100           1,390,939
Huntington Bancshares, Inc.                                              95,300           2,277,670
T. Rowe Price Associates, Inc.                                           27,000           1,603,260
                                                                                    ----------------
                                                                                          9,611,757
                                                                                    ----------------

CABLE & OTHER PAY TELEVISION SERVICES - 2.58%
Comcast Corp. - Class A (a)                                              62,000           2,094,360
                                                                                    ----------------

CHEMICALS - 2.22%
Cytec Industries, Inc.                                                   33,300           1,806,525
                                                                                    ----------------

COMMUNICATIONS - 5.98%
Centurytel, Inc.                                                         65,900           2,164,156
Harris Corp.                                                             58,400           1,906,760
Tellabs, Inc. (a)                                                       107,300             783,290
                                                                                    ----------------
                                                                                          4,854,206
                                                                                    ----------------

COMPUTER RELATED SERVICES & EQUIPMENT - 10.33%
Amdocs Ltd. (a)                                                          46,700           1,326,280
CheckFree Corp. (a)                                                      27,300           1,112,748
Check Point Software Technologies Ltd. (a)                               32,700             710,898
Computer Sciences Corp.  (a)                                             68,900           3,159,065
SunGard Data Systems, Inc. (a)                                           60,400           2,083,800
                                                                                    ----------------
                                                                                          8,392,791
                                                                                    ----------------

CONSUMER DISCRETIONARY GOODS - 0.96%
Eastman Kodak Co.                                                        23,900             777,945
                                                                                    ----------------

ELECTRICAL COMPONENTS - 3.79%
Arrow Electronics, Inc. (a)                                              31,000             785,850
LSI Logic Corp. (a)                                                     267,100           1,493,089
Thomas & Betts Corporation (a)                                           24,900             804,270
                                                                                    ----------------
                                                                                          3,083,209
                                                                                    ----------------

ENERGY - 2.04%
Amerada Hess Corp.                                                        7,300             702,333
Xcel Energy, Inc.                                                        55,800             958,644
                                                                                    ----------------
                                                                                          1,660,977
                                                                                    ----------------

FOOD & BEVERAGE - 5.71%
PepsiAmericas, Inc.                                                     108,200           2,451,812
Tyson Foods, Inc. - Class A                                             131,000           2,185,080
                                                                                    ----------------
                                                                                          4,636,892
                                                                                    ----------------

HEALTHCARE - 14.32%
Apria Healthcare Group, Inc. (a)                                         67,300           2,160,330
CIGNA Corp.                                                               8,500             759,050
Gentiva Health Services, Inc. (a)                                       103,900           1,681,102
Humana, Inc. (a)                                                        106,400           3,398,416
LifePoint Hospitals, Inc. (a)                                            43,300           1,898,272
Manor Care, Inc.                                                         47,700           1,734,372
                                                                                    ----------------
                                                                                         11,631,542
                                                                                    ----------------

IMS FUNDS
IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
MARCH 31, 2005
(UNAUDITED)


COMMON STOCKS - 98.05% - CONTINUED                                    SHARES             VALUE
                                                                    ------------    ----------------

INSURANCE - 10.79%
Aon Corp.                                                                87,800         $ 2,005,352
Lincoln National Corp.                                                   59,100           2,667,774
Loews Corp.                                                              21,300           1,566,402
Nationwide Financial Services, Inc. - Class A                            70,400           2,527,360
                                                                                    ----------------
                                                                                          8,766,888
                                                                                    ----------------

MISCELLANEOUS FURNITURE & FIXTURES - 1.51%
Hillenbrand Industries, Inc.                                             22,100           1,225,887
                                                                                    ----------------

PERSONAL SERVICES - 11.60%
Cendant Corp.                                                            28,000             575,120
Equifax, Inc.                                                            69,200           2,123,748
H & R Block, Inc.                                                        31,600           1,598,328
SEI Investment Co.                                                       48,600           1,757,376
Service Corporation International (a)                                   451,000           3,373,480
                                                                                    ----------------
                                                                                          9,428,052
                                                                                    ----------------

PHARMACEUTICAL GOODS - 6.74%
Bausch & Lomb, Inc.                                                      23,500           1,722,550
Cephalon, Inc. (a)                                                       35,000           1,639,050
King Pharmaceuticals, Inc. (a)                                          138,600           1,151,766
Watson Pharmaceuticals, Inc. (a)                                         31,200             958,776
                                                                                    ----------------
                                                                                          5,472,142
                                                                                    ----------------

REFUSE SYSTEMS - 2.13%
Republic Services, Inc.                                                  51,700           1,730,916
                                                                                    ----------------

RETAIL  - 1.30%
Rite Aid Corp. (a)                                                      266,000           1,053,360
                                                                                    ----------------

TELEPHONE & TELEGRAPH APPARATUS  - 1.73%
Lucent Technologies, Inc. (a)                                           510,000           1,402,500
                                                                                    ----------------

TOTAL COMMON STOCKS (COST $67,152,195)                                                   79,651,984
                                                                                    ----------------

                                                                     PRINCIPAL
CORPORATE BONDS - 1.65%                                               AMOUNT
                                                                    ------------

Winn-Dixie Stores, Inc., 8.875%, 4/1/2008                           $ 2,400,000           1,344,000
                                                                                    ----------------

TOTAL CORPORATE BONDS (COST $1,440,443)                                                   1,344,000
                                                                                    ----------------

MONEY MARKET SECURITIES - 0.28%
First American Prime Obligations Fund, 2.59%  (b)                       226,638             226,638
                                                                                    ----------------

TOTAL MONEY MARKET SECURITIES (Cost $226,638)                                               226,638
                                                                                    ----------------

TOTAL INVESTMENTS (Cost $68,819,276) - 99.98%                                       $    81,222,622
                                                                                    ----------------

Other assets less liabilities - 0.02%                                                        11,836
                                                                                    ----------------

TOTAL NET ASSETS - 100.00%                                                          $    81,234,458
                                                                                    ================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the yield at March 31, 2005.

Tax Related
Gross unrealized appreciation                                     $ 13,746,070
Gross unrealized depreciation                                       (1,342,724)
                                                                ----------------
Net unrealized appreciation                                       $ 12,403,346
                                                                ================

Aggregate cost of securities for income tax purposes              $ 68,819,276
                                                                ----------------

IMS FUNDS
IMS STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005
(UNAUDITED)

                                                                                 PRINCIPAL
CORPORATE BONDS - 8.72%                                                            AMOUNT            VALUE
                                                                                ------------    ----------------

Allied Waste North America, 7.375%, 4/15/2014                                   $ 200,000              $182,000
Cenveo Corp., 7.875%, 12/01/2013                                                  200,000               179,500
Charter Communications Holdings Capital Corp., 10.750%, 10/01/2009                200,000               165,000
Curative Health Services, 10.750%, 5/01/2011                                      200,000               165,500
Dobson Communications Corp., 8.875%, 10/01/2013                                   200,000               158,000
Level 3 Communications, 11.250%, 3/15/2010                                        200,000               167,000
Lucent Technologies, 6.450%, 3/15/2029                                            200,000               173,500
Pinnacle Foods Holding, 8.250%, 12/01/2013                                        220,000               189,200
Qwest Capital Funding, 7.625%, 8/03/2021                                          200,000               170,000
Tenet Healthcare Corp., 6.375%, 12/01/2011                                        200,000               185,500
Winn-Dixie Stores, Inc., 8.875%, 4/01/2008                                        400,000               224,000
                                                                                                 ----------------

TOTAL CORPORATE BONDS (COST $2,147,391)                                                               1,959,200
                                                                                                 ----------------

EXCHANGE TRADED FUNDS - 45.96%                                                     SHARES
                                                                                 ------------


iShares S&P 500 / BARRA Growth Index Fund                                           8,700               492,333
iShares S&P 500 / BARRA Value Index Fund                                            9,100               554,190
iShares S&P MidCap 400 / BARRA Growth Index Fund                                    6,000               803,760
iShares S&P MidCap 400 / BARRA Value Index Fund                                     6,400               813,248
iShares S&P SmallCap 600 / BARRA Growth Index Fund                                  9,800             1,028,608
iShares S&P SmallCap 600 / BARRA Value Index Fund                                   8,700             1,026,339
Rydex S&P Equal Weight Fund                                                        36,900             5,610,645
                                                                                                  ----------------

TOTAL EXCHANGE TRADED FUNDS (COST $9,057,436)                                                        10,329,123
                                                                                                  ----------------

Mutual Funds - 44.94%

JP Morgan Trust I Emerging Markets Debt (a)                                       222,651             1,917,028
JP Morgan Trust II Ultra Short Bond (a)                                           309,047             3,031,751
Rydex Series Trust - Nova Fund (a)                                                198,386             5,150,111
                                                                                                  ----------------

TOTAL MUTUAL FUNDS (COST $9,836,425)                                                                 10,098,890
                                                                                                  ----------------

MONEY MARKET SECURITIES - 0.15%
First American Prime Obligations Fund, 2.59%  (b)                                  35,152                35,152
                                                                                                  ----------------

TOTAL MONEY MARKET SECURITIES (COST $35,152)                                                             35,152
                                                                                                  ----------------

TOTAL INVESTMENTS (COST $21,076,404) - 99.77%                                                      $ 22,422,365
                                                                                                  ----------------

CASH & OTHER ASSETS LESS LIABILITIES - 0.23%                                                             51,275
                                                                                                  ----------------

TOTAL NET ASSETS - 100.00%                                                                         $ 22,473,640
                                                                                                  ================


(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the yield at March 31, 2005.

Tax Related
Gross unrealized appreciation                                      $ 1,643,757
Gross unrealized depreciation                                         (297,796)
                                                                 ---------------
Net unrealized appreciation                                        $ 1,345,961
                                                                 ===============

Aggregate cost of securities for income tax purposes              $ 21,076,404
                                                                 ---------------

IMS FUNDS
IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005
(UNAUDITED)

COMMON STOCKS - 25.50%                                                SHARES             VALUE
                                                                    ------------    ----------------

AUTOMOTIVE PARTS - 0.97%
Genuine Parts Company                                                    13,100      $      569,719
                                                                                    ----------------

CHEMICALS - 1.00%
Dow Chemical Company (a)                                                 11,700             583,245
                                                                                    ----------------

CRUDE PETROLEUM & Natural Gas - 8.03%
Enterprise Products Partners LP                                          33,900             871,230
Hugoton Royalty Trust                                                    35,500           1,046,895
Pengrowth Energy Trust                                                   54,000           1,080,000
Petrofund Energy Trust                                                   54,550             797,521
Provident Energy Trust                                                   91,600             905,924
                                                                                    ----------------
                                                                                          4,701,570
                                                                                    ----------------

FOOD & Beverage - 1.24%
ConAgra Foods, Inc.                                                      26,800             724,136
                                                                                    ----------------

INVESTMENT ADVICE - 3.95%
Alliance Capital Management Holding LP (a)                               15,700             740,255
Allied Capital Corp.                                                     32,000             835,200
JPMorgan Chase & Co.                                                     21,300             736,980
                                                                                    ----------------
                                                                                          2,312,435
                                                                                    ----------------

OFFICE EQUIPMENT - 0.85%
Pitney Bowes, Inc.                                                       11,000             496,320
                                                                                    ----------------

PACKAGING PRODUCTS - 0.91%
Tupperware Corp.                                                         26,200             533,432
                                                                                    ----------------

PHARMACEUTICAL PREPARATIONS - 1.92%
Merck & Co., Inc. (a)                                                    19,400             627,978
Pfizer, Inc. (a)                                                         18,900             496,503
                                                                                    ----------------
                                                                                          1,124,481
                                                                                    ----------------

REAL ESTATE INVESTMENT TRUSTS - 1.34%
Thornburg Mortgage, Inc.                                                 28,000             785,120
                                                                                    ----------------

SERVICES - 1.65%
The ServiceMaster Company                                                40,700             549,450
Traffix, Inc.                                                            83,000             419,150
                                                                                    ----------------
                                                                                            968,600
                                                                                    ----------------

TELEPHONE COMMUNICATIONS  - 2.49%
Telefonos de Mexico SA de CV (Telmex) (c)                                16,200             559,386
Verizon Communications, Inc. (a)                                         25,300             898,150
                                                                                    ----------------
                                                                                          1,457,536
                                                                                    ----------------

TOBACCO PRODUCTS - 1.15%
UST, Inc.                                                                13,100             677,270
                                                                                    ----------------

TOTAL COMMON STOCKS (COST $13,796,744)                                                   14,933,864
                                                                                    ----------------

PREFERRED SECURITIES - 10.87%

AES Trust III, 6.750%                                                    11,500             540,500
Ameren Corp., 9.750%                                                     43,000           1,166,375
Felcor Lodging Trust, Inc., $1.95                                        57,400           1,435,000
Hillman Group Capital Trust, 11.600%                                     49,400           1,405,430
Metropolitan Mortgage & Securities, Inc., 9.998% (d)                     63,400                   -
Sinclair Broadcast Group, Inc.                                           13,000             540,800
United Rentals Trust, 6.500% (b)                                         11,500             511,750
Western United Holding, 8.501% (e)                                       51,021             765,315
                                                                                    ----------------

TOTAL PREFERRED SECURITIES (COST $7,997,847)                                              6,365,170
                                                                                    ----------------

IMS FUNDS
IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS - CONTINUED
MARCH 31, 2005
(UNAUDITED)

MUTUAL FUNDS - 24.54%

OPEN END MUTUAL FUNDS - 18.94%                                        SHARES             VALUE
                                                                    ------------    ----------------

ACS Media Income Fund                                                    66,600           $ 534,132
Arctic Glacier Income Fund                                               55,500             534,465
Connors Brothers Income Fund                                             41,600             624,000
J.P. Morgan Fleming Emerging Markets Debt Fund                          199,261           1,715,640
KCP Income Fund                                                          74,000             678,580
Kelmoore Strategy Fund                                                   37,482           2,034,518
Potomac Contrabond Fund                                                  92,971           1,719,958
Rydex Series - Juno Fund                                                 93,935           1,779,121
Specialty Foods Group Income Fund (b)                                   180,000             631,800
TransForce Income Fund                                                   62,500             839,375
                                                                                    ----------------
                                                                                         11,091,589
                                                                                    ----------------

CLOSED END MUTUAL FUNDS - 5.60%

Advent Claymore Convertible Securities & Income Fund                     22,800             544,008
Alliance World Dollar Government Fund, Inc.                             138,000           1,647,720
Corporate High Yield Fund V, Inc.                                        38,500             560,945
Pimco Corporate Opportunity Fund                                         34,200             530,784
                                                                                    ----------------
                                                                                          3,283,457
                                                                                    ----------------

TOTAL MUTUAL FUNDS (Cost $14,207,476)                                                    14,375,046
                                                                                    ----------------

                                                                     PRINCIPAL
CORPORATE BONDS - 35.04%                                              AMOUNT
                                                                    ------------

Allied Waste North America, 7.375%, 4/15/2014                        $  900,000             819,000
Bally Total Fitness Holdings, Series D, 9.875%, 10/15/2007            1,300,000           1,105,000
Charter Communications Holdings, LLC, 10.750%, 10/1/2009              1,000,000             825,000
Curative Health Services, 10.750%, 5/01/2011                            600,000             496,500
Cenveo Corp., 7.875%, 12/01/2013                                      1,500,000           1,346,250
Dobson Communications Corp., 8.875%, 10/1/2013                          600,000             474,000
Fairfax Financial Holdings, 7.375%, 4/15/2018                         1,525,000           1,364,875
General Motors, 8.800%, 3/01/2021                                     2,800,000           2,523,912
Integrated Electrical Services, 9.375%, 2/1/2009                      1,100,000           1,061,500
Land O Lakes, Inc., 8.750%, 11/15/2011                                1,500,000           1,503,750
Level 3 Communications, Inc., 11.250%, 3/15/2010                      2,000,000           1,670,000
Level 3 Communications, Inc., 6.000%, 3/15/2010                         900,000             464,625
Lucent Technologies, 6.450%, 3/15/2029                                2,000,000           1,735,000
Pinnacle Foods Holding, 8.250%, 12/01/2013                              600,000             516,000
Qwest Capital Funding, 7.625%, 8/3/2021                               1,475,000           1,253,750
Regeneron Pharmaceutical, 5.500%, 10/17/2008                            500,000             465,625
Remington Arms Company, 10.500%, 2/1/2011                             1,200,000           1,188,000
Sonat, Inc., 7.625%, 7/15/2011                                          600,000             595,500
Tenet Healthcare Corp., 6.375%, 12/1/2011                             1,200,000           1,113,000
                                                                                    ----------------

TOTAL CORPORATE BONDS (COST $20,514,750)                                                 20,521,287
                                                                                    ----------------


CERTIFICATES OF DEPOSIT - 0.00%

Summit Securities CD, 8.50%, 11/29/2007 (f)                             250,000      $            -
Summit Securities CD, 8.50%, 12/26/2007 (f)                             300,000                   -
                                                                                    ----------------

TOTAL CERTIFICATES OF DEPOSIT (COST $550,000)                                                     -
                                                                                    ----------------

IMS FUNDS
IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS - CONTINUED
MARCH 31, 2005
(UNAUDITED)

MONEY MARKET SECURITIES - 5.10%                                       SHARES             VALUE
                                                                    ------------    ----------------

First American Prime Obligations Fund, 2.59%  (g)                     2,987,153           2,987,153
                                                                                    ----------------

TOTAL MONEY MARKET SECURITIES (COST $2,987,153)                                           2,987,153
                                                                                    ----------------

TOTAL INVESTMENTS (COST $60,053,970) - 101.05%                                      $    59,182,520
                                                                                    ----------------

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS - (1.05)%                                   (611,495)
                                                                                    ----------------

TOTAL NET ASSETS - 100.00%                                                          $    58,571,025
                                                                                    ================


(a) Portion of security is pledged as collateral for call options written.
(b) Non-income producing.
(c) American Depositary Receipts.
(d) As of March 31, 2005, this security is currently valued at zero (according to fair value procedures approved by the Trust) due to bankruptcy.
(e) As of March 31, 2005, subsidiary companies have filed bankruptcy.
(f) As of March 31, 2005, company has filed bankruptcy. All interest and principal payments have been halted.
(g) Variable rate security; the coupon rate shown represents the rate at March 31, 2005.


Tax Related
Gross unrealized appreciation                                    $ 2,930,041
Gross unrealized depreciation                                     (3,801,491)
                                                               ----------------
Net unrealized depreciation                                      $  (871,450)
                                                               ================

Aggregate cost of securities for income tax purposes            $ 60,053,970
                                                               ----------------


CALL OPTIONS WRITTEN
                                                                      SHARES
                                                                      SUBJECT
OPTIONS CONTRACTS / EXPIRATION DATE @ EXERCISE PRICE                  TO CALL            VALUE
------------------------------------------------------------------  ------------    ----------------

Allliance Capital Management Holding LP / April 2005 @ $50.00            15,700             $ 7,065
Dow Chemical Company / April 2005 @ $60.00                               11,700                 585
Merck & Co., Inc. / April 2005 @ $35.00                                  10,000                 500
Pfizer, Inc. / April 2005 @ $30.00                                       18,900                 945
Verizon Communication / May 2005 @ $37.50                                25,300               2,530
                                                                    ------------    ----------------

TOTAL CALL OPTIONS WRITTEN (PREMIUMS RECEIVED $13,602)                   81,600            $ 11,625
                                                                    ------------    ----------------

IMS FUNDS
MARCH 31, 2005
(UNAUDITED)


RELATED NOTES TO THE SCHEDULE OF INVESTMENTS

     Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board"). Fair valued securities have been valued according to policies approved by the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     Security Transactions and Related Income- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     Option writing - When each Fund writes an option, an amount equal to the premium received by each Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has realized a gain or loss. Each Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of March 24, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
*_______/s/ Anthony J Ghoston_____________________
                Anthony J. Ghoston, President

Date_____May 3, 2005_____________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*________s/ Anthony J Ghoston_____________________
                Anthony J. Ghoston, President

Date_____May 3, 2005________________________

By
*_______Thomas G Napurano ____________________________
           Thomas G. Napurano, Chief Financial Officer and Treasurer

Date_____May 5, 2005____________________________________________